INITIAL PUBLIC OFFERING	3 Months Ended
Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 28,750,000 Units, which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,750,000 Units, at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).